Share-Based Payment Arrangements (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [Abstract]
Number and weighted average exercise price of share options
The number, weighted-average exercise price and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS
Options outstanding at July 1, 2021	5,845	34,075	203,326	1,406,877	1,119,953	—
Options granted during the period	—	—	—	254,773	—	504,388
Options exercised during the period	—	—	99,462	467,888	295,643	—
Options forfeited during the period	—	—	—	46,374	27,738	18,577
Options outstanding at December 31, 2021	5,845	34,075	103,864	1,147,388	796,572	485,811

Weighted average exercise price December 31, 2021 - £	0.90	—	—	—	29.02	92.02
Weighted average contractual life December 31, 2021 - years	2	15	3	3	1	6

Summary of valuation inputs
The fair values were determined using the following inputs and models to the Black-Scholes option pricing model for SAYE grants in 2020 and EIP SS grants in 2021. Other options granted under the Group's equity plans have a nil exercise price, therefore their fair value equals the share price at grant date.

	2021 SS	2020 SAYE
Exercise price	£92.02	£36.63
Risk-free rate	0.59%	0.19%
Expected volatility	45.23%	35.00%
Expected dividends	—	—
Fair value of option	£58.07	£16.38